Significant Accounting Policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) agreement segment $ / ¥	Dec. 31, 2023 CNY (¥) agreement	Dec. 31, 2022 CNY (¥) agreement	Dec. 31, 2024 USD ($) $ / ¥
Significant Accounting Policies
Exchange rate | $ / ¥	7.2993			7.2993
Cash and cash equivalents	¥ 441,858	¥ 494,965	¥ 568,192	$ 60,500
Total percentage of cash and cash equivalents	49.40%	72.50%		49.40%
Number of lien arrangements | agreement	0	0	0
Restricted cash	¥ 11,300	¥ 2,652	¥ 10,323	$ 1,549
Impairment charges	0	0	0
Recognized revenue	12,900	14,000	12,500
Revenue remaining performance obligation	0	0	0
Advertising and promotional expenses	278,700	202,600	228,200
Finance lease	0	0
Unrecognized uncertain tax positions	¥ 0	0	0
Annual Appropriation To Reserve Percent	10.00%			10.00%
Threshold limit for reserve appropriation	50.00%			50.00%
Number of Operating Segments | segment	1
Number of Reportable Segments | segment	1
PRC Contribution Plan
Significant Accounting Policies
Employee benefit expenses	¥ 36,300	46,400	¥ 53,900
Alipay and WeChat Pay
Significant Accounting Policies
Cash and cash equivalents	13,100	12,400
Subsidiaries
Significant Accounting Policies
Cash and cash equivalents	218,200	¥ 360,500
Security for pending litigations
Significant Accounting Policies
Restricted cash	1,700
Credit cards and short-term loans
Significant Accounting Policies
Restricted cash	¥ 9,600